Fair Value Fair Value of Liabilities - (Details) $ in Thousands, € in Millions		Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Fair value of financial instrument liabilities [Line Items]
Debt related to senior notes			$ 1,273,883	$ 750,000
Debt related to capital efficient notes			70,989	70,989
2016 Euro Senior Notes
Fair value of financial instrument liabilities [Line Items]
Face amount of debt instrument | €		€ 750
Capital efficient notes
Fair value of financial instrument liabilities [Line Items]
Debt related to capital efficient notes			70,989	70,989
Face amount of debt instrument			63,384
Estimate of Fair Value Measurement [Member] | Significant other observable inputs (Level 2) | Senior Notes
Fair value of financial instrument liabilities [Line Items]
Debt related to senior notes	[1]		547,145	829,755
Estimate of Fair Value Measurement [Member] | Significant other observable inputs (Level 2) | 2016 Euro Senior Notes
Fair value of financial instrument liabilities [Line Items]
Debt related to senior notes	[2]		753,499	0
Estimate of Fair Value Measurement [Member] | Significant other observable inputs (Level 2) | Capital efficient notes
Fair value of financial instrument liabilities [Line Items]
Debt related to capital efficient notes	[1]		66,817	70,856
Carrying value [Member] | Senior Notes
Fair value of financial instrument liabilities [Line Items]
Debt related to senior notes	[1]		500,000	750,000
Carrying value [Member] | 2016 Euro Senior Notes
Fair value of financial instrument liabilities [Line Items]
Debt related to senior notes	[2]		773,883	0
Carrying value [Member] | Capital efficient notes
Fair value of financial instrument liabilities [Line Items]
Debt related to capital efficient notes	[1]		$ 70,989	$ 70,989

[1]	PartnerRe Finance A LLC and PartnerRe Finance B LLC, the issuers of the U.S. dollar senior notes, and PartnerRe Finance II Inc., the issuer of the CENts, do not meet the consolidation criteria under U.S. GAAP. Accordingly, the debt issued externally is not reflected as a liability in the Consolidated Balance Sheet. The carrying value reflected in the table above reflects the intercompany debt recognized which is not eliminated in the Consolidated Balance Sheet. The carrying value of the CENTs that is not reflected in the Company’s Consolidated Balance Sheet was $63 million at December 31, 2016 and 2015 (see Note 10).
[2]	PartnerRe Ireland Finance DAC, the issuer of the Euro senior notes issued in 2016, meets the consolidation criteria under U.S. GAAP. Accordingly, the Company recognizes the debt issued to third parties of €750 million in its Consolidated Balance Sheet at December 31, 2016. The intercompany debt has been eliminated on consolidation (see Note 10).